                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2004

The supplement dated December 30, 2004 is hereby amended and restated as follows:

Effective January 1, 2005, the following name changes will occur:

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                             OLD NAME                                                           NEW NAME
------------------------------------------------------------------------------------------------------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)("WE" OR "US" OR   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)("WE" OR "US" OR
"THE COMPANY" OR "MANULIFE USA")                                    "THE COMPANY" OR "JOHN HANCOCK USA")
------------------------------------------------------------------------------------------------------------------------------------
MANULIFE FINANCIAL SECURITIES LLC ("MANULIFE SECURITIES")           FINANCIAL  JOHN HANCOCK DISTRIBUTORS LLC ("JHD LLC")
------------------------------------------------------------------------------------------------------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE          JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
ACCOUNT H (THE "VARIABLE ACCOUNT")                                  (THE "VARIABLE ACCOUNT")
------------------------------------------------------------------------------------------------------------------------------------

ANNUITY SERVICE OFFICE ADDRESS
Effective October 22, 2004, the Annuity Service Office street address that appears in the Prospectus is changed to 601 Congress Street, Boston, MA 02210-2805. The mailing address remains as stated in the Prospectus.

SUMMARY

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. Effective October 1, 2004, outlined below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus.

-----------------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (A)                            MINIMUM         MAXIMUM
-----------------------------------------------------------------------------------------------------
(Expenses that are deducted from portfolio assets, including              0.71%           2.51%
advisory fees, Rule 12b-1 fees and other expenses)
-----------------------------------------------------------------------------------------------------


  (A) The minimum and maximum expenses do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.63%and 1.87%, respectively. Expense reimbursements may be terminated at any time.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
The disclosure under "General Information About Us, The Variable Account and the Portfolios - The Manufacturers Life Insurance Company (U.S.A.)" is amended to indicate that the Fitch rating is the "2nd category of 24", not the "2nd category of 22" as currently stated.

THE PORTFOLIOS
Effective February 15, 2005 the following portfolio's name is changed as indicated below:

         Credit Suisse Trust Global Post-Venture Capital is renamed Credit Suisse Trust Global Small Cap

Effective November 15, 2004 the following portfolios are added as available investment options under the contract. Each of these portfolios is a series of Scudder Variable Series II (Class B Shares).

         Scudder Templeton Foreign Value seeks long-term capital growth by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies outside the U.S., including emerging markets.

         Scudder Mercury Large Cap Core seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S.

Effective October 15, 2004, the name of the INVESCO VIF-Utilities Fund Portfolio investment option changed to the AIM V.I. Utilities Fund Portfolio.

Effective August 16, 2004 the following portfolios were added as available investment options under the contract. Each of these portfolios, which are series of Scudder Variable Series II (Class B Shares), is a fund of funds which invests in other Scudder portfolios. The investment adviser for each portfolio is Deutsche Investment Management Americas Inc., which is part of Deutsche Asset Management.

         Scudder Conservative Income Strategy seeks current income and, as a secondary objective, long-term growth of capital.

         Scudder Income & Growth Strategy seeks a balance of current income and long-term growth of capital with an emphasis on current income.

         Scudder Growth & Income Strategy seeks a balance of long-term growth of capital and current income with an emphasis on growth of capital.

         Scudder Growth Strategy seeks long-term growth of capital.


DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS
Effective June 1, 2004, we may reduce or eliminate the minimum initial purchase payment requirement, upon your request, in the following circumstances:

     - You purchase your contract through a 1035 exchange of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial purchase payment requirement AND prior to Manulife's receipt of such 1035 monies, the value drops below the applicable minimum initial purchase payment requirement due to market conditions.

     - You purchase more than one new contract and such contracts cannot be combined AND the average combined initial purchase payment for these new contracts is equal to or greater than $50,000.

     - You and your spouse each purchase at least one new contract AND the average initial purchase payment for the new contract(s) is equal to or greater than $50,000.

     - You purchase a new IRA contract for a new participant added under your Simplified Employee Pension Plan AND the plan is currently invested in one or more IRA contracts issued by Manulife.

     - You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the annuitant under each contract is a plan participant AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW
(Applicable to Residents of California Only)
Residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the contract during this 30 day period and your purchase payments were allocated to a fixed account investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable Account investment option (other than the Money Market portfolio), we will pay you the contract value, (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

Your purchase payments will be placed in either (a) the fixed account investment option, (b) the Money Market investment option or (c) in one or more of the Variable Account investment options, based upon your instructions on the application.

OPTIONAL BENEFITS

GUARANTEED RETIREMENT INCOME BENEFIT II
For applications received on or after June 28, 2004, the Guaranteed Retirement Income Benefit II ("GRIB II") is no longer available for purchase for contracts issued in Minnesota or Oregon.

GUARANTEED RETIREMENT INCOME BENEFIT
For applications received on or after June 1, 2004, the Guaranteed Retirement Income Benefit III ("GRIB III") and Guaranteed Retirement Income Benefit II ("GRIB II") are no longer available for purchase in any state where the optional Guaranteed Principal Plus Rider is available for purchase.

GUARANTEED PRINCIPAL PLUS RIDER
Effective October 18, 2004, contracts issued to a Tax Sheltered Annuity (as described in Section 403(b) of the Code) may elect the Guaranteed Principal Plus Rider.

Effective August 16, 2004 the following portfolios will be added as available investment options for applications that elect the optional Guaranteed Principal Plus ("GPP") rider and for existing contracts that elected the GPP rider. (Effective June 1, 2004, the Scudder Money Market Portfolio was also added as an available investment option):

                      Scudder Conservative Income Strategy
                        Scudder Income & Growth Strategy
                        Scudder Growth & Income Strategy
                             Scudder Growth Strategy

(together with the Scudder Money Market Portfolio, referred to as the "Portfolios")

All investment options may not be available through all distribution partners.

For applications received on or after August 16, 2004, that elect the optional GPP rider, during the entire period GPP is in effect, 100% of the contract value must be allocated to one or more of these five Portfolios. You may use our Dollar Cost Averaging ("DCA") program (if available) to dollar cost average from the DCA fixed account investment option or the Money Market portfolio to the Portfolios.

Effective August 16, 2004, none of the Model Allocations currently available with GPP (see "Model Allocations Available with GPP" in the prospectus) will be available for transfers or purchase payments. For contracts issued prior to August 16, 2004:

     - You may transfer monies out of the Model Allocation in which you are currently invested to one or more of the Portfolios provided 100% of your contract value is transferred. When such a transfer is made, the Portfolios are the available investment options and the Model Allocations are no longer available for transfers or payments.

     - If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to your Model Allocation on a quarterly basis and new payments may be allocated to such Model Allocation.

     - If you are currently participating in our DCA program (by transferring from the DCA fixed account investment option into your particular Model Allocation), such DCA program may continue and new payments may be allocated to such Model Allocation. You may transfer monies out of the Model Allocation in which you are currently invested to one of the Portfolios provided 100% of such monies are transferred. When such a transfer is made, the Portfolios are the available investment options and the Model Allocations are no longer available for transfers or payments.

You should consult with your financial advisor to assist you in determining which Portfolios available with GPP are best suited for your financial needs and risk tolerance.

ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT
For applications received on or after January 3, 2005, the Accelerated Beneficiary Protection Death Benefit ("ABP") is no longer available for purchase.


APPENDIX U: ACCUMULATION UNIT VALUES

Appendix U contains the following three accumulation unit value tables:

     (1) a table reflecting the fees for EER and the Annual Step-Up Death Benefit for contracts issued prior to May 5, 2003,
     (2) a table reflecting the fees for EER and the Annual Step-Up Death Benefit for contracts issued on or after May 5, 2003,
     (3) a table not reflecting the fees for EER and the Annual Step-Up Death Benefit.

There are three additional accumulation unit value tables in Appendix A of the Statement of Additional Information as follows:

     (1)  a table reflecting the fees for contracts issued with EER only,
     (2) a table reflecting the fees for contracts issued prior to May 5, 2003 with the Annual Step-Up Death Benefit only,

    (3) a table reflecting the fees for contracts issued on or after May 5, 2003 with the Annual Step-Up Death Benefit only.

Please note that GRIB II and GRIB III fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

                       SUPPLEMENT DATED FEBRUARY 15, 2004


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333-70850 Wealthmark ML3 02-15-2005